Share-based payments (Details Narrative)	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2024 $ / shares	Jun. 30, 2024 AUD ($)
Share-based Payments
Performance rights liability		$ 2,203,370		$ 2,766,712
Employee services recognised	$ 426,899	$ 460,603
Fair value of share price granted | $ / shares			$ 9.45